Annual Total Returns [BarChart] - Precious Metals and Minerals Fund - Fund Shares	Oct. 01, 2020
Bar Chart Table:
2010	39.92%
2011	(19.52%)
2012	(11.86%)
2013	(51.32%)
2014	(8.27%)
2015	(26.53%)
2016	46.26%
2017	9.65%
2018	(12.26%)
2019	42.97%